Company Information - Capital increase of 14.7 million (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
		Feb. 07, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Par value per share			€ 0.01
Net proceeds from issuance of shares	[1]		€ 25,475	€ 101,782	€ 8,654
Issue of ordinary shares			€ 25,426	€ 109,099	€ 8,903
BVF Partners L.P., Novo A/S, New Enterprise Associates 17, L.P. and Sofinnova Partners
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		3,778,338
Price per share		€ 3.97
Par value per share		0.01
Issue premium per share		€ 3.96
Net proceeds from issuance of shares		€ 14,700
Issue of ordinary shares		€ 15,000

[1]	Including subscriptions to BSA share warrants for €49 thousand, €13 thousand, and €57 thousand for the period ended December 31, 2021, December 31, 2020, and December 31, 2019 respectively.